SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT [Text Block]

18. SUBSEQUENT EVENTS

On February 28, 2020, the Company issued 3 million units at a price of $0.65 per unit for gross proceeds of $1.95 million.  Each unit consisted of one common share of the Company and half of one non-transferable warrant.  Each whole warrant entitles the holder to purchase one common share of the Company at a price of $0.85 until February 28, 2025.